CASH AND CASH EQUIVALENT (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 3,159	$ 5,111	$ 5,041